Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Redeemable [Member]
Numerator:
Allocation of net loss		$ 1,070,616	$ (12,385)
Denominator:
Basic weighted average shares outstanding		6,900,000	71,429
Basic net income (loss) per common stock		$ 0.16	$ (0.17)
Numerator:
Allocation of net income (loss)		$ 1,070,616	$ (12,016)
Denominator:
Diluted weighted average shares outstanding		6,900,000	71,429
Diluted net income (loss) per common stock		$ 0.16	$ (0.17)
Non-redeemable [Member]
Numerator:
Allocation of net loss		$ 305,203	$ (296,407)
Denominator:
Basic weighted average shares outstanding		1,967,000	1,709,423
Basic net income (loss) per common stock		$ 0.16	$ (0.17)
Numerator:
Allocation of net income (loss)		$ 305,203	$ (296,776)
Denominator:
Diluted weighted average shares outstanding	[1]	1,967,000	1,764,192
Diluted net income (loss) per common stock		$ 0.16	$ (0.17)

[1]	Excludes an aggregate of 32,200 shares of common stock subject to forfeiture, at December 31, 2023 by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).